SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of net revenue and net income (loss), operating, investing and financing cash flows of VIEs

	Years ended December 31,
	2014	2015	2016
Net revenue	9,244	30,598	846,168
Net (loss) income	(4,799)	(5,327)	22,246
Net cash (used in) provided by operating activities	(1,034)	8,631	239,624
Net cash used in investing activities	(20)	(1,456)	(158,681)
Net cash provided by financing activities	—	—	304,973

Schedule of estimated useful lives of property and equipment

Buildings	20 - 30 years
Data center equipment
- Machinery	10 - 20 years
- Other equipment	3 - 5 years
Leasehold improvement	Shorter of the lease term and the
estimated useful lives of the assets
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of January 1, 2014	—
Additions	2,148
Accretion expense	73

Asset retirement obligations as of December 31, 2014	2,221
Additions	3,299
Accretion expense	255

Asset retirement obligations as of December 31, 2015	5,775
Additions	2,942
Accretion expense	588

Asset retirement obligations as of December 31, 2016	9,305

Schedule of weighted-average amortization period of acquired intangible assets
Customer relationships	5-8 years
Favorable lease	20 years

Schedule of reconciliation of total interest costs to interest expenses
	Years ended December 31,
	2014	2015	2016

Total interest costs	136,458	138,260	324,085
Less: interest costs capitalized	(4,550)	(11,359)	(58,851)

Interest expenses	131,908	126,901	265,234

Schedule of cash and restricted cash deposited in major financial institutions located in PRC, Hong Kong, and Cayman Island financial institutions

	RMB	USD	HKD	JPY	EUR
In PRC	491,631	32,783	—	—	—
In Hong Kong	9,494	153,307	12,546	6,592	96
In Cayman Island	—	4,993	—	—	—

Total in original currency	501,125	191,083	12,546	6,592	96

RMB equivalent	501,125	1,325,547	11,222	394	704